Fees Summary	Aug. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,082,613,703.92
Previously Paid Amount	10,507.25
Total Fee Amount	165,748.16
Total Offset Amount	0.00
Net Fee	$ 155,240.91